Related party transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

11. Related party transactions

Income (expenses) from related parties

As described in Related party agreements below, subsidiaries of Höegh LNG have provided the administrative services to the Partnership and ship management and/or technical support services for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace.

Related party amounts included in the consolidated statements of income for the three and six months ended June 30, 2019 and 2018 or in the consolidated balance sheets as of June 30, 2019 and December 31, 2018 are as follows:

	Three months ended		Six months ended
Statement of income	June 30,		June 30,
(in thousands of U.S. dollars)	2019	2018	2019	2018
Revenues
Time charter revenue Höegh Gallant (1)	$10,131	$12,320	$22,310	$23,145
Operating expenses
Vessel operating expenses (2)	(5,417)	(4,612)	(10,706)	(9,674)
Hours, travel expense and overhead (3) and Board of Directors' fees (4)	(773)	(710)	(2,131)	(1,719)
Financial (income) expense
Interest income from joint ventures (5)	73	63	143	134
Interest expense and commitment fees to Höegh LNG (6)	(686)	(843)	(1,354)	(1,641)
Total	$3,328	$6,218	$8,262	$10,245

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Equity
Cash contribution from Höegh LNG (7)	$—	$1,701
Repayment of indemnification received from Höegh LNG (7)	(64)	(2,353)
Issuance of units for Board of Directors' fees (4)	155	200
Other and contribution from owner (8)	264	472
Total	$355	$20
1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
3)

Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charged based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)

Board of Directors’ fees: Effective June 4, 2019 a total of 11,180 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of June 30, 2019, a total of 8,944 units were issued under the award for compensation of $155. Effective June 6, 2018, a total of 11,050 common units of the Partnership were awarded to non-employee directors as compensation of $200 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)

Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)

Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes. The Partnership incurred a commitment fee on the undrawn balance until January 29, 2018 and interest expense on the drawn balance.

7)

Cash contribution from/ distribution to Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership or received refunds of indemnification from the Partnership which were recorded as contributions or distributions to equity.

8)

Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services benefit the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective March 21, 2019, the Partnership granted the Chief Executive Officer and Chief Financial Officer 10,917 phantom units in the Partnership. Effective March 23, 2018 and June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 14,584 and 21,500 phantom units in the Partnership, respectively. Related expenses are recorded as an administrative expense and as increase in equity.

Dividends to Höegh LNG: The Partnership has declared and paid quarterly distributions totaling $14.2 million and $14.0 million to Höegh LNG for each of the six months ended June 30, 2019 and 2018, respectively.

Receivables and payables from related parties

Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due from affiliates	$2,481	$4,328

The amount due from affiliates is principally a receivable for time charter hire from a subsidiary of Höegh LNG, EgyptCo, for the Höegh Gallant time charter. The time charter hire is due 18 days from the receipt of the invoice. Time charter hire is invoiced at the end of the month in arrears.

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Amounts due to owners and affiliates	$3,691	$2,301

As of June 30, 2019, and December 31, 2018, amounts due to owners and affiliates principally relate to trade payables for services provided by subsidiaries of Höegh LNG.

Revolving credit facility

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Revolving credit facility	$42,792	$39,292

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is unsecured and was repayable on January 1, 2020. On May 28, 2019, the repayment date on the $85 million revolving credit facility was extended to January 1, 2023 and the terms amended for the interest rate to be LIBOR plus a margin of 1.4% in 2019, 3.0% in 2020 and 4.0% thereafter.

Refer to note 18 for transactions subsequent to June 30, 2019.

Related party agreements

In connection with the IPO the Partnership entered into several agreements including:

(i)	An $85 million revolving credit facility with Höegh LNG, which was undrawn at the closing of the IPO;
(ii)	An omnibus agreement with Höegh LNG, the general partner, and Höegh LNG Partners Operating LLC (the “operating company”) governing, among other things:
a.	To what extent the Partnership and Höegh LNG may compete;
b.	The Partnership’s rights of first offer on certain FSRUs and LNG carriers operating under charters of five or more years; and
c.	Höegh LNG’s provision of certain indemnities to the Partnership.
(iii)	An administrative services agreement with Hoegh LNG Services Ltd., UK (“Höegh UK”), pursuant to which Höegh UK provides certain administrative services to the Partnership; and
(iv)

Höegh UK has entered into administrative services agreements with Höegh LNG AS (“Höegh Norway”) and Leif Höegh (U.K.) Limited, pursuant to which Höegh Norway and Leif Höegh (U.K.) Limited provide Höegh UK certain administrative services. Additionally, the operating company has entered into an administrative services agreement with Leif Höegh (U.K.) Limited to allow Leif Höegh (U.K.) Limited to provide services directly to the operating company.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the Höegh Gallant and receipt of certain services, of which the material agreements are as follows:

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch has a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the Höegh Gallant and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 with an expiration date in April 2020;

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant; and

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited.

Subsequent to the IPO, the Partnership has acquired vessel owning entities. Existing agreements remained in place following the acquisition for the time charter of the Höegh Gallant and receipt of certain services, of which the material agreements are as follows:

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch has a Lease and Maintenance Agreement (the “time charter”) with EgyptCo for the lease and maintenance of the Höegh Gallant and the provision of crew and certain ship management services for a combined daily hire rate. The time charter started in April 2015 with an expiration date in April 2020;

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides the technical management of the Höegh Gallant, and Hoegh LNG Maritime Management Pte. Ltd. (“Höegh Maritime Management”) is a party to a secondment agreement, as amended, with Hoegh LNG Cyprus Limited pursuant to which Höegh Maritime Management provides qualified crew for the Höegh Gallant; and

•

Hoegh LNG Cyprus Limited acting through its Egyptian Branch is party to a management agreement with Höegh Norway, pursuant to which Höegh Norway provides administrative, commercial and technical management services, each as instructed from time to time by Hoegh LNG Cyprus Limited.

Existing agreements remained in place for the time charter of the Höegh Grace following the acquisition and receipt of certain services, of which the material agreements are as follows:

•	a ship management agreement with Höegh LNG Management pursuant to which Höegh LNG Management provides technical and maritime management services;
•	a manning agreement with Höegh Fleet Services Philippines Inc. to recruit and engage crew for the vessel;
•	a technical services agreement with Höegh Norway to provide technical services for the vessel;
•	a management consulting agreement with Höegh Norway to provide support related to certain management activities;
•	a crew recruitment consulting services agreement with Höegh Maritime Management to provide professional consulting services in connection with recruitment of crew and other employees;
•

an agreement for provision of professional payment services with Höegh Maritime Management to provide services in connection with the payment of monthly salaries to the crew and employees working on the vessel; and

•	a spare parts procurement and insurance services agreement with Höegh LNG Management to arrange for the supply of spare parts and the insurance coverage for the vessel.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.

Other indemnifications:

Under the omnibus agreement Höegh LNG will also indemnify the Partnership for losses:

1.

related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.

in the event that the Partnership did not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October 2014 invoices not paid by PGN LNG in 2014;

4.

with respect to any obligation to pay liquidated damages to PGN LNG under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter;

5.

with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter; and

6.

pursuant to a letter agreement dated August 12, 2015, Höegh LNG confirmed that the indemnification provisions of the omnibus agreement include indemnification for all non-budgeted, non-creditable Indonesian value added taxes and non-budgeted Indonesian withholding taxes, including any related impact on cash flow from PT Hoegh LNG Lampung and interest and penalties associated with any non-timely Indonesian tax filings related to the ownership or operation of the PGN FSRU Lampung and the Mooring whether incurred (i) prior to the closing date of the IPO, (ii) after the closing date of the IPO to the extent such taxes, interest, penalties or related impact on cash flows relate to periods of ownership or operation of the PGN FSRU Lampung and the Mooring and are not subject to prior indemnification payments or deemed reimbursable by the charterer under its audit of the taxes related to the PGN FSRU Lampung time charter for periods up to and including June 30, 2015, or (iii) after June 30, 2015 to the extent withholding taxes exceed the minimum amount of withholding tax due under Indonesian tax regulations due to lack of documentation or untimely withholding tax filings.

No indemnification claims were filed or received for the three or six months ended June 30, 2019. The Partnership received payments for filed claims for indemnification with respect to non-budgeted expenses (including the warranty provision, value added tax, withholding tax and other non-budgeted expenses) of approximately $0.9 million for the year ended December 31, 2018, which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance or deemed reimbursable by the charterer.

In the first quarter of 2019, insurance proceeds of approximately $0.06 million were received related to repairs under the warranty for the Mooring. The Partnership had been indemnified by Höegh LNG for all warranty provisions at the time the costs were incurred and the Partnership refunded the amount recovered by insurance to Höegh LNG in the second quarter of 2019. For the year ended December 31, 2018, the Partnership refunded to Höegh LNG approximately $2.4 million related to insurance proceeds received related to the warranty provision and costs for previous years determined to be reimbursable by the charterer. Refer to note 14.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of the Höegh Gallant  entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental and tax liabilities attributable to the operation of the Höegh Gallant prior to the closing date;
3.	all capital gains tax or other export duty incurred in connection with the transfer of the Höegh Gallant outside of Höegh LNG Cyprus Limited’s permanent establishment in a Public Free Zone in Egypt;
4.	any recurring non-budgeted costs owed to Höegh LNG Management with respect to payroll taxes;
5.	any non-budgeted losses suffered or incurred in connection with the commencement of services under the time charter with EgyptCo or EgyptCo’s time charter with EGAS; and
6.	liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

Additionally, Höegh LNG has guaranteed the payment of hire by EgyptCo pursuant to the time charter for the Höegh Gallant under certain circumstances.

No indemnification claims were filed or received for the three or six months ended June 30, 2019. For the year ended December 31, 2018, the Partnership filed claims of $0.5 million for indemnification of losses incurred in connection with the time charter with EgyptCo. The indemnification payment of $0.5 million received from Höegh LNG for the year ended December 31, 2018, was recorded as contributions to equity. Refer to note 14.

Under the contribution, purchase and sale agreements entered into with respect to the acquisitions of the 51% and 49% ownership interests in the Höegh Grace entities, Höegh LNG will indemnify the Partnership for:

1.	losses from breach of warranty;
2.	losses related to certain environmental liabilities, damages or repair costs and tax liabilities attributable to the operation of the Höegh Grace prior to the closing date;
3.

any recurring non-budgeted costs owed to tax authorities with respect to payroll taxes, taxes related to social security payments, corporate income taxes (including income tax for equality and surcharge on income tax for equality), withholding tax, port associations, local Cartagena tax, and financial transaction tax, including any penalties associated with taxes to the extent not reimbursed by the charterer; and

4.	any non-budgeted losses suffered or incurred in connection with commencement of services under the Höegh Grace charter with SPEC.

On September 27, 2017, the Partnership entered into an indemnification agreement with Höegh LNG with respect to the boil-off claims under the Neptune and Cape Ann time charters, pursuant to which Höegh LNG will, among other things, indemnify the Partnership for its share of any losses and expenses related to or arising from the failure of either Neptune or Cape Ann to meet the performance standards related to the daily boil-off of LNG under their respective time charters (including any cash impact that may result from any settlement with respect to such claims, including any reduction in the hire rate under either time charter.) No indemnification claims have been made or received by the Partnership for the six months ended June 30, 2019. For the year ended December 31, 2018 the Partnership filed claims of $0.3 million and received indemnification payments of $0.3 million from Höegh LNG. Refer to note 14.